December 31, 2013

• Pacific Select
Separate Account of
Pacific Life Insurance Company

Annual Report

The 2013 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

	Variable Accounts
	Cash	High Yield	Inflation	Managed	Equity		Main Street®
	Management	Bond	Managed	Bond	Index	Growth	Core
ASSETS
Investments in mutual funds, at value:
Cash Management Portfolio Class I *	$284,601
High Yield Bond Portfolio Class I *		$415,279
Inflation Managed Portfolio Class I *			$683,941
Managed Bond Portfolio Class I *				$999,461
Equity Index Portfolio Class I *					$1,290,383
Growth Portfolio Class I *						$277,803
Main Street Core Portfolio Class I *							$235,525

Total Assets	284,601	415,279	683,941	999,461	1,290,383	277,803	235,525

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	44	183	125	380	515	110	178
Mortality and expense risk fees	175	254	421	614	774	166	144

Total Liabilities	219	437	546	994	1,289	276	322

NET ASSETS	$284,382	$414,842	$683,395	$998,467	$1,289,094	$277,527	$235,203

Units Outstanding	13,846	7,605	14,139	18,556	20,105	4,718	3,471

Accumulation Unit Value	$20.54	$54.55	$48.33	$53.81	$64.12	$58.82	$67.76

Cost of Investments	$284,628	$376,356	$792,579	$991,878	$855,611	$219,290	$167,824

Shares Owned in each Portfolio	28,219	61,408	70,619	88,491	31,902	15,477	9,127

	Small-Cap	Small-Cap	Emerging	International
	Growth	Index	Markets	Value
ASSETS
Investments in mutual funds, at value:
Small-Cap Growth Portfolio Class I *	$20,092
Small-Cap Index Portfolio Class I *		$884,845
Emerging Markets Portfolio Class I *			$519,892
International Value Portfolio Class I *				$628,910
Receivables:
Due from Pacific Life Insurance Company	—	—	—	186

Total Assets	20,092	884,845	519,892	629,096

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	22	447	100	—
Mortality and expense risk fees	12	529	314	375

Total Liabilities	34	976	414	375

NET ASSETS	$20,058	$883,869	$519,478	$628,721

Units Outstanding	1,107	41,602	13,967	22,097

Accumulation Unit Value	$18.12	$21.25	$37.19	$28.45

Cost of Investments	$16,189	$517,739	$484,960	$689,944

Shares Owned in each Portfolio	1,546	51,543	32,671	53,267

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios during the reporting period (See Note 3 in Notes to Financial Statements)

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

	Variable Accounts
	Cash Management	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth	Main Street Core
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	1,954	2,852	5,126	7,180	8,448	2,398	2,729
Net Investment Loss	(1,954)	(2,852)	(5,126)	(7,180)	(8,448)	(2,398)	(2,729)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(3)	2,413	(2,177)	849	43,903	(52,745)	48,326
Capital gain distributions from mutual fund investments (1)	—	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(3)	2,413	(2,177)	849	43,903	(52,745)	48,326
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2	26,283	(65,657)	(24,545)	284,290	146,917	52,888
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,955)	$25,844	($72,960)	($30,876)	$319,745	$91,774	$98,485

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	140	5,713	3,455	4,223
Net Investment Loss	(140)	(5,713)	(3,455)	(4,223)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	532	4,229	1,403	(16,122)
Capital gain distributions from mutual fund investments (1)	—	—	—	—
Realized Gain (Loss) on Investments	532	4,229	1,403	(16,122)
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	5,307	256,294	40,610	133,477
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,699	$254,810	$38,558	$113,132

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Cash Management		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,954)	($1,816)	($2,852)	$24,362	($5,126)	$12,347
Realized gain (loss) on investments	(3)	(8)	2,413	227	(2,177)	125,975
Change in net unrealized appreciation (depreciation) on investments	2	5	26,283	26,940	(65,657)	(71,320)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,955)	(1,819)	25,844	51,529	(72,960)	67,002
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	42,524	14,566	(17,824)	26,007	(24,377)	(10,573)
Policy maintenance charges	(4,407)	(3,984)	(4,736)	(4,816)	(5,786)	(6,513)
Policy benefits and terminations	(16,521)	(1,404)	—	(12,866)	—	(27,316)
Other	2,175	1,570	(1,507)	(2,959)	(3,242)	(7,576)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	23,771	10,748	(24,067)	5,366	(33,405)	(51,978)
NET INCREASE (DECREASE) IN NET ASSETS	21,816	8,929	1,777	56,895	(106,365)	15,024
NET ASSETS
Beginning of Year	262,566	253,637	413,065	356,170	789,760	774,736
End of Year	$284,382	$262,566	$414,842	$413,065	$683,395	$789,760

	Managed Bond		Equity Index		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7,180)	$44,676	($8,448)	$17,503	($2,398)	$738
Realized gain (loss) on investments	849	3,030	43,903	13,694	(52,745)	118,822
Change in net unrealized appreciation (depreciation) on investments	(24,545)	49,369	284,290	112,137	146,917	(65,695)
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,876)	97,075	319,745	143,334	91,774	53,865
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	31,222	(16,993)	(94,909)	(251)	(134,850)	(1,227)
Policy maintenance charges	(9,797)	(11,049)	(6,680)	(6,190)	(1,615)	(1,712)
Policy benefits and terminations	(30,611)	(12,980)	—	(29,507)	(36,691)	—
Other	(4,281)	(8,936)	(3,958)	(7,290)	(1,224)	(83)
Net Decrease in Net Assets Derived from Policy Transactions	(13,467)	(49,958)	(105,547)	(43,238)	(174,380)	(3,022)
NET INCREASE (DECREASE) IN NET ASSETS	(44,343)	47,117	214,198	100,096	(82,606)	50,843
NET ASSETS
Beginning of Year	1,042,810	995,693	1,074,896	974,800	360,133	309,290
End of Year	$998,467	$1,042,810	$1,289,094	$1,074,896	$277,527	$360,133

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Main Street Core		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,729)	$1,370	($140)	($135)	($5,713)	$2,465
Realized gain (loss) on investments	48,326	20,300	532	4,969	4,229	(2,928)
Change in net unrealized appreciation (depreciation) on investments	52,888	48,565	5,307	(1,255)	256,294	102,102
Net Increase in Net Assets Resulting from Operations	98,485	70,235	5,699	3,579	254,810	101,639
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(148,914)	(901)	(4,935)	(464)	(69,778)	(923)
Policy maintenance charges	(2,916)	(3,502)	(194)	(259)	(7,108)	(6,537)
Policy benefits and terminations	(170,001)	(47,636)	—	(14,002)	(6,895)	(69,437)
Other	(2,556)	(2,907)	291	(1,634)	(4,400)	(4,016)
Net Decrease in Net Assets Derived from Policy Transactions	(324,387)	(54,946)	(4,838)	(16,359)	(88,181)	(80,913)
NET INCREASE (DECREASE) IN NET ASSETS	(225,902)	15,289	861	(12,780)	166,629	20,726
NET ASSETS
Beginning of Year	461,105	445,816	19,197	31,977	717,240	696,514
End of Year	$235,203	$461,105	$20,058	$19,197	$883,869	$717,240

	Emerging Markets		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,455)	$247	($4,223)	$15,076
Realized gain (loss) on investments	1,403	55,735	(16,122)	(3,248)
Change in net unrealized appreciation on investments	40,610	33,670	133,477	73,822
Net Increase in Net Assets Resulting from Operations	38,558	89,652	113,132	85,650
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	107	(3,785)	(4,289)	(5,456)
Policy maintenance charges	(3,709)	(3,885)	(4,428)	(4,526)
Policy benefits and terminations	—	(36,707)	(56,018)	—
Other	(3,141)	(7,563)	(4,731)	(3,078)
Net Decrease in Net Assets Derived from Policy Transactions	(6,743)	(51,940)	(69,466)	(13,060)
NET INCREASE IN NET ASSETS	31,815	37,712	43,666	72,590
NET ASSETS
Beginning of Year	487,663	449,951	585,055	512,465
End of Year	$519,478	$487,663	$628,721	$585,055

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)

Cash Management
2013	$20.54	13,846	$284,382	0.00%	0.70%	(0.70%)
2012 (4)	20.68	12,694	262,566	0.00%	0.70%	(0.70%)
2011	20.83	12,177	253,637	0.00%	0.70%	(0.70%)
2010	20.98	16,309	342,101	0.01%	0.70%	(0.75%)
2009	21.13	13,513	285,594	0.24%	0.70%	(0.53%)

High Yield Bond
2013	$54.55	7,605	$414,842	0.00%	0.70%	6.50%
2012	51.22	8,064	413,065	7.09%	0.70%	14.49%
2011	44.74	7,961	356,170	11.34%	0.70%	2.70%
2010	43.56	11,389	496,178	7.73%	0.70%	13.73%
2009	38.31	11,958	458,091	13.45%	0.70%	38.90%

Inflation Managed
2013	$48.33	14,139	$683,395	0.00%	0.70%	(9.55%)
2012	53.44	14,779	789,760	2.30%	0.70%	9.10%
2011	48.98	15,816	774,736	6.24%	0.70%	11.07%
2010	44.10	15,650	690,158	2.05%	0.70%	8.02%
2009	40.83	13,554	553,335	8.10%	0.70%	19.96%

Managed Bond
2013	$53.81	18,556	$998,467	0.00%	0.70%	(2.89%)
2012	55.41	18,820	1,042,810	5.06%	0.70%	9.95%
2011	50.40	19,757	995,693	6.21%	0.70%	3.12%
2010	48.87	16,608	811,686	3.42%	0.70%	8.20%
2009	45.17	16,127	728,448	6.27%	0.70%	20.17%

Equity Index
2013	$64.12	20,105	$1,289,094	0.00%	0.70%	31.00%
2012	48.95	21,961	1,074,896	2.38%	0.70%	14.96%
2011	42.58	22,895	974,800	3.05%	0.70%	1.11%
2010	42.11	23,304	981,280	2.01%	0.70%	14.01%
2009	36.94	25,086	926,571	1.83%	0.70%	25.48%

Growth
2013	$58.82	4,718	$277,527	0.00%	0.70%	33.27%
2012	44.13	8,160	360,133	0.92%	0.70%	17.41%
2011	37.59	8,228	309,290	1.07%	0.70%	(6.71%)
2010	40.30	13,261	534,340	1.10%	0.70%	10.46%
2009	36.48	13,795	503,202	1.13%	0.70%	36.33%

Main Street Core
2013	$67.76	3,471	$235,203	0.00%	0.70%	30.85%
2012	51.79	8,904	461,105	1.00%	0.70%	16.20%
2011	44.57	10,003	445,816	1.28%	0.70%	(0.22%)
2010	44.67	9,971	445,377	1.01%	0.70%	15.33%
2009	38.73	8,463	327,783	1.26%	0.70%	28.45%

Small-Cap Growth
2013	$18.12	1,107	$20,058	0.00%	0.70%	32.94%
2012	13.63	1,408	19,197	0.07%	0.70%	12.08%
2011	12.16	2,629	31,977	0.00%	0.70%	(3.77%)
2010	12.64	2,179	27,542	0.00%	0.70%	25.14%
2009	10.10	4,412	44,566	0.00%	0.70%	46.41%

Small-Cap Index
2013	$21.25	41,602	$883,869	0.00%	0.70%	37.31%
2012	15.47	46,355	717,240	1.05%	0.70%	15.32%
2011	13.42	51,912	696,514	0.64%	0.70%	(5.17%)
2010	14.15	45,114	638,345	0.81%	0.70%	25.54%
2009	11.27	51,618	581,783	1.68%	0.70%	27.30%

Emerging Markets
2013	$37.19	13,967	$519,478	0.00%	0.70%	7.99%
2012	34.44	14,159	487,663	0.76%	0.70%	20.67%
2011	28.54	15,765	449,951	2.23%	0.70%	(18.54%)
2010	35.04	7,561	264,924	1.08%	0.70%	26.13%
2009	27.78	8,688	241,325	3.00%	0.70%	83.51%

See Notes to Financial Statements	See explanation of references on page 6

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)

International Value
2013	$28.45	22,097	$628,721	0.00%	0.70%	20.83%
2012	23.55	24,847	585,055	3.49%	0.70%	16.99%
2011	20.13	25,462	512,465	8.99%	0.70%	(13.51%)
2010	23.27	32,389	753,720	2.75%	0.70%	1.87%
2009	22.84	32,345	738,892	2.33%	0.70%	27.11%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invested. Such distributions had no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.

(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 4 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns.

(4)	The investment income ratio for the Cash Management Variable Account was less than 0.005% for the year ended December 31, 2012.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2013 is comprised of eleven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in Class I shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) (See Note 4) as follows:

Cash Management	Managed Bond	Main Street® Core	Emerging Markets
High Yield Bond	Equity Index	Small-Cap Growth	International Value
Inflation Managed	Growth	Small-Cap Index

The Growth Variable Account and Growth Portfolio were formerly named Growth LT Variable Account and Growth LT Portfolio, respectively.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

Currently each of the Portfolios in the Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios of the Fund intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2013.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.

        The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance and charges for riders are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of each Variable Account invest in Class I shares of the corresponding Portfolios of the Fund. Each Portfolio pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of the Fund, which are provided separately. For the year ended December 31, 2013, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.80% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% on Class I shares only, from the Fund based on an annual percentage of average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$48,890	$27,054	Main Street Core	$6,586	$333,730
High Yield Bond	11,921	38,802	Small-Cap Growth	498	5,465
Inflation Managed	7,430	46,084	Small-Cap Index	4,558	98,056
Managed Bond	38,742	59,425	Emerging Markets	2,269	12,421
Equity Index	—	113,526	International Value	876	74,505
Growth	529	177,267

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2013, the Variable Accounts’ holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2013 and 2012 were as follows:

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease )	Units Issued	Units Redeemed	Net Increase (Decrease )
Cash Management	2,291	(1,139)	1,152	930	(413)	517
High Yield Bond	221	(680)	(459)	553	(450)	103
Inflation Managed	155	(795)	(640)	164	(1,201)	(1,037)
Managed Bond	697	(961)	(264)	78	(1,015)	(937)
Equity Index	—	(1,856)	(1,856)	—	(934)	(934)
Growth	—	(3,442)	(3,442)	23	(91)	(68)
Main Street Core	95	(5,528)	(5,433)	284	(1,383)	(1,099)
Small-Cap Growth	19	(320)	(301)	54	(1,275)	(1,221)
Small-Cap Index	227	(4,980)	(4,753)	64	(5,621)	(5,557)
Emerging Markets	41	(233)	(192)	40	(1,646)	(1,606)
International Value	1	(2,751)	(2,750)	115	(730)	(615)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Cash Management, High Yield Bond, Inflation Managed, Managed Bond, Equity Index, Growth (formerly named Growth LT), Main Street® Core, Small-Cap Growth, Small-Cap Index, Emerging Markets, and International Value Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2013, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2013 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account of Pacific Life Insurance Company as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2014

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report as of December 31, 2013 for:

• Pacific Select Separate Account of Pacific Life Insurance Company

Form No.	15-21492-15